Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 0	$ 0
Severance pay deposit rate	8.33%
Income tax benefit, description	measure the tax benefit as the largest amount that is greater than 50 percent (cumulative basis) likely to be realized upon settlement
Unrecognized tax benefits	$ 0	$ 0